History And Reorganization of The Group (Tables)	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Disclosure of direct and indirect interests in the principal subsidiaries and our principal consolidated affiliated entities
As of December 31, 2020, the Company had direct or indirect interests in the principal subsidiaries and the principal consolidated affiliated entities as below.

Company Name	Country/place and date of incorporation	Attributable equity interest to the Group
Controlled through direct equity holding:
Gem Blazing Limited	Cayman/May 28, 2015	100%
Wincon Hong Kong Investment Company Limited	Hong Kong/December 29, 2014	100%
Weikun (Shanghai) Technology Service Co., Ltd. (“Weikun Technology”)	Shanghai/February 28, 2015	100%
Jinjiong (Shenzhen) Technology Service Company Ltd.	Shenzhen/October 16, 2017	100%
Lufax Holding (Shenzhen) Technology Service Co., Ltd.	Shenzhen/September 25, 2018	100%
Gem Alliance Limited	Cayman/May 26, 2015	100%
Harmonious Splendor Limited	Hong Kong/June 1, 2015	100%
Ping An Puhui Financing Guarantee Co., Ltd.	Nanjing/December 25, 2007	100%
Ping An Puhui Enterprises Management Co., Ltd.	Shenzhen/July 7, 2015	100%
Chongqing Jin An Microloan Limited	Chongqing/December 25, 2014	100%
Ping An Puhui Investment & Consulting Co., Ltd.	Shenzhen/September 5, 2005	100%
Shenzhen Ping An Puhui Microloan Co., Ltd.	Shenzhen/September 19, 2010	100%
Ping An Puhui Information Services Co., Ltd.	Harbin/July 18, 2016	100%
Hunan Ping An Puhui Microloan Co., Ltd.	Changsha/March 31, 2017	100%
Ping An Financing Guarantee (Tianjin) Co., Ltd.	Tianjin/March 12, 2012	100%
Ping An Consumer Finance Co., Ltd.	Shanghai/April 9, 2020	70%
Controlled through Contractual Agreements:
Shanghai Xiongguo Enterprise Management Co., Ltd. (“Xiongguo”)	Shanghai/December 10, 2014	100%
Shanghai Lujiazui International Financial Assets Exchange Co., Ltd.	Shanghai/September 29, 2011	100%
Shenzhen Lufax Holding Enterprise Management Co., Ltd.	Shenzhen/May 23, 2018	100%

Disclosure of the major consolidated structured entities other than consolidated affiliated entities of the group
The following table sets forth the major consolidated structured entities other than Consolidated Affiliated Entities of the Group as of December 31, 2020.

Name	Amount of investment by the Group	Remaining paid- in capital of structure entities(i)
	RMB’000	RMB’000
Trust A	—	12,388,604
Trust B	—	4,337,632
Trust C	4,080,000	4,080,000
Trust D	—	3,877,281
Trust E	—	2,923,086
Trust F	—	2,083,265
Trust G	—	2,079,247
Trust H	2,040,000	2,040,000
Trust I	—	1,754,673
Trust J	—	1,649,848

	6,120,000	37,213,636

Beneficiary owner of certain consolidated trust plans is Ping An Group. As of December 31, 2020, the outstanding principal was RMB10,191 million (2019: RMB10,795 million).

(i)	The remaining paid in capital is the amount not yet paid to the investors.

Disclosure of balance sheet details of consolidated affiliated entities and their subsidiaries
The following are major financial statements amounts and balances of the Group’s Consolidated Affiliated Entities and their consolidated subsidiaries as of December 31, 2019 and 2020 and for the three years ended December 31, 2020.

	As of December 31,
	2019	2020
	RMB’000	RMB’000
Total assets	36,205,619	33,655,382
Total liabilities	37,801,141	35,391,995

Disclosure of cash flow summary and income summary of consolidated affiliated entities and subsidaries

	Year ended December 31,
	2018	2019	2020
	RMB’000	RMB’000	RMB’000
Total income	9,202,334	3,564,138	1,571,968
Net loss	(352,238)	(2,403,015)	(142,116)
Net cash generated from/(used in) operating activities	163,555	(354,094)	684,558
Net cash used in investing activities	(1,778,245)	(8,002,289)	(7,574,706)
Net cash generated from financing activities	1,045,979	8,390,785	7,319,697

Effect of exchange rate changes on cash and cash equivalents	—	—	(14)
Net increase/(decrease) in cash	(568,711)	34,402	429,535
Cash at the beginning of the year	1,530,832	962,121	996,523

Cash at the end of the year	962,121	996,523	1,426,058